Fair Values of Company's Pension Plans Assets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	1,129	1,044
Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in debt securities	30.00%	50.00%
Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Invested in debt securities	70.00%	50.00%
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	30.00%	30.00%
Invested in debt securities	50.00%	50.00%
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	50.00%	50.00%
Japanese Plans | Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	75.00%	60.00%
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	5.00%	10.00%
Japanese Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	15.00%	20.00%
Japanese Plans | Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	5.00%	10.00%
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	40.00%	40.00%
Invested in debt securities	55.00%	55.00%
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Invested in equity securities	50.00%	50.00%
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	60.00%	60.00%
Foreign Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
The rate of investment	40.00%	40.00%